As filed with the Securities and Exchange Commission on February 27, 2004



                                                     1933 Act File No. 333-86655
                                                     1940 Act File No. 811-9575

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A


        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [ X ]
                Pre-Effective Amendment No.                              [   ]
                                                -------

                Post-Effective Amendment No.       4                     [ X ]
                                                -------
                                     and/or
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [ X ]
                Amendment No.                      4
                                                -------


                        (Check appropriate box or boxes.)
                            MEEHAN MUTUAL FUNDS, INC.
               (Exact name of Registrant as Specified in Charter)

                               1900 M Street, N.W.
                                    Suite 600
                             Washington, D.C. 20036
               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: 1-888-545-2128

                           THOMAS P. MEEHAN, PRESIDENT
                               1900 M Street, N.W.
                                    Suite 600
                             Washington, D.C. 20036
                     (Name and Address of Agent for Service)

                                    Copy to:
                              ROBERT J. ZUTZ, ESQ.
                           Kirkpatrick & Lockhart LLP
                          1800 Massachusetts Avenue, NW
                             Washington, D.C. 20036



It is proposed that this filing will become effective (check appropriate box)
        [ ]  immediately upon filing pursuant to paragraph (b)
        [X]  on March 1, 2004 pursuant to paragraph (b)
        [ ]  60 days after filing pursuant to paragraph (a)(1)
        [ ]  on (date) pursuant to paragraph (a)(1)
        [ ]  75 days after filing pursuant to paragraph (a)(2)
        [ ]  on (date) pursuant to paragraph (a)(2) of Rule 485.


If appropriate, check the following box:
        [ ] This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

                            MEEHAN MUTUAL FUNDS, INC.

                       CONTENTS OF REGISTRATION STATEMENT


This Registration Statement is comprised of the following:

      Cover Sheet

      Prospectus for the Meehan Focus Fund

      Statement of Additional Information for the Meehan Focus Fund

      Part C of Form N-1A

      Signature Page

      Exhibits

                                MEEHAN FOCUS FUND
                                  (the "Fund")





                                 A NO LOAD FUND



                                   PROSPECTUS
                                  MARCH 1, 2004
















AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

THE FUND.....................................................................  1

    What is the Fund's Investment Objective?.................................  1
    What are the Fund's Principal Investment Strategies?.....................  1
    What are the Principal Risks of Investing in the Fund?...................  2
    How Has the Fund Performed in the Past?..................................  3
    What are the Fund's Fees and Expenses?...................................  5
    An Example of Fund Expenses Over Time....................................  5

THE FUND'S INVESTMENT ADVISOR................................................  6

    The Advisor..............................................................  6
    The Portfolio Manager....................................................  6

HOW TO BUY AND SELL SHARES...................................................  6

    Investing In The Fund....................................................  6
    Determining Share Prices.................................................  6
    Distribution (12b-1) Fees................................................  7
    Minimum Investment Amounts...............................................  7
    Opening and Adding To Your Account.......................................  8
    Purchasing Shares By Mail................................................  8
    Purchasing Shares By Wire Transfer.......................................  8
    Purchases through Financial Service Organizations........................  9
    Purchasing Shares By Automatic Investment Plan...........................  9
    Purchasing Shares By Telephone........................................... 10
    Miscellaneous Purchase Information....................................... 10
    How to Sell (Redeem) Your Shares......................................... 10
    Redemption Fee........................................................... 11
    By Mail.................................................................. 11
    Signature Guarantees..................................................... 12
    By Telephone............................................................. 12
    By Wire.................................................................. 12
    Customer Identification Procedures....................................... 12
    Redemption At The Option Of The Fund..................................... 13
    Monitoring of Fund Purchases and Redemptions............................. 13

DIVIDENDS AND OTHER DISTRIBUTIONS............................................ 13
TAX CONSIDERATIONS........................................................... 13
GENERAL INFORMATION.......................................................... 14
FINANCIAL HIGHLIGHTS......................................................... 15

FOR MORE INFORMATION..................................................Back Cover

                                    THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

      The Fund's investment objective is long-term growth of capital.

WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?

      The Advisor attempts to achieve the Fund's investment objective by:

      o investing in common stocks without restrictions regarding market capitalization;
      o normally investing at least 75% of the Fund's total assets in U.S. common stocks or securities convertible into common stock; and
      o with respect to 75% of the Fund's assets (valued at the time of investment), holding a focused portfolio of no more than 25 issuers.

      Edgemoor Capital Management, Inc., the Fund's investment advisor ("Advisor"), believes that the Fund's investment objective is best achieved by investing in companies that exhibit the potential for significant growth over the long term. The Advisor defines long-term as a time horizon of at least three years. To identify companies that have significant growth potential, the Advisor employs a value-oriented approach to stock selection. To choose the securities in which the Fund will invest, the Advisor seeks to identify companies that exhibit some or all of the following criteria:

      o    low price-to-earnings ratio ("P/E");
      o    low price-to-book value or tangible asset value;
      o    excellent prospects for growth;
      o    strong franchise;
      o    highly qualified management;
      o    consistent free cash flow; and
      o    high returns on invested capital.

      The Advisor seeks to purchase shares of good businesses at reasonable prices that provide a margin of safety. Investments in securities convertible into common stock may include corporate bonds, notes and preferred stock. Thomas P. Meehan, the Fund's portfolio manager, has invested a major portion of his retirement assets in the Fund and is a shareholder of the Fund.

      The Fund may invest up to 25% of its total assets in foreign securities. The Fund will invest in foreign securities both directly and indirectly though other investment vehicles, including American Depositary Receipts ("ADRs") and exchange traded funds ("ETFs"). The Fund will only invest in ADRs that are issuer sponsored. Sponsored ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.

      The Fund will normally invest its remaining assets in cash and cash equivalents, such as U.S. government debt instruments, other money market mutual funds, and repurchase agreements.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

      GENERAL RISKS. All investments are subject to inherent risks, and the Fund is no EXCEPTION. Accordingly, you may lose money by investing in the Fund. When you sell your Fund shares, they may be worth more or less than what you paid for them because the value of the Fund's investments will vary from day-to-day, reflecting changes in market conditions, interest rates and numerous other factors.

      STOCK MARKET RISK. The stock market tends to trade in cyclical price patterns, with prices generally rising or falling over sustained periods of time. The Fund invests primarily in common stocks, so the Fund will be subject to the risks associated with common stocks, including price volatility and the creditworthiness of the issuing company.

      SMALL TO MEDIUM-CAP STOCK RISKS. The Fund may invest in companies with small to medium market capitalizations (generally less than $6 billion). Because these companies are relatively small compared to large-cap companies, may be engaged in business mostly within their own geographic region, and may be less well-known to the investment community, they can have more volatile share prices. Also, small companies often have less liquidity, less management depth, narrower market penetrations, less diverse product lines, and fewer resources than larger companies. As a result, their stock prices often react more strongly to changes in the marketplace.

      FOREIGN SECURITIES RISK. Investments in foreign securities involve greater risks compared to domestic investments for the following reasons:

      o Foreign companies are not subject to the regulatory requirements of U.S. companies, so there may be less publicly available information about foreign issuers than U.S. companies.
      o Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards.
      o Dividends and interest on foreign securities may be subject to foreign withholding taxes. Such taxes may reduce the net return to Fund shareholders.
      o Foreign securities are often denominated in a currency other than the U.S. dollar. Accordingly, the Fund will be subject to the risks associated with fluctuations in currency values. For example, fluctuations in the exchange rates between the U.S. dollar and foreign currencies may have a negative impact on investments denominated in foreign currencies by eroding or reversing gains or widening losses from those investments.
      o Although the Fund will only invest in foreign issuers that are domiciled in nations considered to have stable and friendly governments, there is the possibility of expropriation, confiscation, taxation, currency blockage or political or social instability which could negatively affect the Fund.

      RISKS OF INVESTING IN ETFS. An ETF is an investment company that seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. ETF shares potentially may trade at a discount or a premium in market price if there is a limited market in such shares. Investments in ETFs are subject to brokerage and other trading costs as the Advisor trades in and out of the Fund, which could result in greater expenses to a Fund. They also are subject to investment advisory and other expenses, which would be directly borne by the Fund. Finally, because the value of ETF shares depend on the demand in the market, the advisers may not be able to liquidate the Fund's holdings at the most optimal time, adversely affecting a Fund's performance.

      FOCUSED PORTFOLIO RISK. The Fund is classified as "non-diversified" under the federal securities laws. This means that the Fund generally will invest a relatively high percentage of its assets in the securities of a small number of companies. Investing in this manner makes the Fund more susceptible to a single economic, political or regulatory event than a more diversified fund might be. Also, a change in the value of a single company will have a more pronounced effect on the Fund than such a change would have on a more diversified fund.

      TEMPORARY DEFENSIVE POSITIONS. Ordinarily, the Fund's portfolio will be invested primarily in common stocks. However, the Fund is not required to be fully invested in common stocks and, in fact, usually maintains certain cash reserves. During abnormal or unusual market conditions, cash reserves may be a significant percentage of the Fund's total net assets. The Fund usually invests its cash reserves in U.S. Government debt instruments, other unaffiliated mutual funds (money market funds) and repurchase agreements. During times when the Fund holds a significant portion of its net assets in cash, it will not be investing according to its investment objectives, and the Fund's performance may be negatively affected as a result.

HOW HAS THE FUND PERFORMED IN THE PAST?

      The bar chart and table below illustrate annual Fund and market benchmark returns for the periods ended December 31. This information is intended to give you some indication of the risk of investing in the Fund by demonstrating how its returns have varied over time. The bar chart shows the Fund's performance from one year to another. The table shows what the Fund's return would equal if you average out actual performance over various lengths of time. The Fund's past performance (before and after taxes) is not an indication of how it will perform in the future.

               [BAR CHART GRAPHIC OMITTED]

      2000      2001      2002      2003

      1.45%     8.12%     -23.56%   32.36%


      From its inception on December 10, 1999 through December 31, 2003, the Fund's highest quarterly return was 21.36%, for the quarter ended June 30, 2003, and the lowest quarterly return was -24.68 the quarter ended September 30, 2002.

      --------------------------------------------------------------------------
      AVERAGE ANNUAL RETURNS (for the periods ended December 31, 2003)
      --------------------------------------------------------------------------
                                                       1 Year      Life of Fund
                                                                    (12/10/99)
      --------------------------------------------------------------------------
      Meehan Focus Fund
           Return Before Taxes ..................      32.36%         3.54%
           Return After Taxes on Distributions ..      32.33%         3.48%
           Return After Taxes on Distributions
             and Sale of Fund Shares ............      25.89%         2.99%
      --------------------------------------------------------------------------
      Standard & Poor's 500 Stock Index*............   28.68%         -4.25%
      --------------------------------------------------------------------------
      Nasdaq Composite Index**......................   50.01%        -13.41%
      --------------------------------------------------------------------------

         * The Standard & Poor's 500 Stock Index is an unmanaged index of 500 U.S. stocks and gives a broad look at how stocks have performed. The Index does not reflect a deduction for fees, expenses or taxes.

         ** The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on the Nasdaq Stock Market. The Index does not reflect a deduction for fees, expenses or taxes.

      After-tax returns are calculated using the highest historical individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.

WHAT ARE THE FUND'S FEES AND EXPENSES?

      This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The Fund's expenses are based on actual expenses incurred for the fiscal period ended October 31, 2003.

----------------------------------------------------------------------------------------------
           SHAREHOLDER FEES:                            ANNUAL FUND OPERATING EXPENSES:
           -----------------                            -------------------------------
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)        (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

MAXIMUM SALES CHARGE (LOAD)                       MANAGEMENT FEES                     1.00%
IMPOSED ON PURCHASES                    NONE
(as a percentage of offering price)               DISTRIBUTION (12B-1) FEES(2)        0.00%

MAXIMUM DEFERRED SALES                  NONE      OTHER EXPENSES                      0.50%
CHARGE (LOAD)                                     --------------------------------------------
(as a percentage of redemption amount)            TOTAL ANNUAL
                                                  FUND OPERATING EXPENSES             1.50%

MAXIMUM SALES CHARGE (LOAD)             NONE
IMPOSED ON REINVESTED DIVIDENDS
AND OTHER DISTRIBUTIONS

REDEMPTION FEES (as a percentage
of amount redeemed, if applicable)(1)   2%

----------------------------------------------------------------------------------------------

(1) The Fund charges a redemption fee for redemption of Fund shares held for less than 30 days for shares purchased on or after March 1, 2004.

(2) Although the Fund's Board of Directors has adopted a Plan of Distribution under Rule 12b-1 of the Investment Company Act of 1940, as amended ("1940 Act"), the Plan has not yet been implemented.

EXAMPLE OF EXPENSES OVER TIME:

The Example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


          ONE YEAR       THREE YEARS       FIVE YEARS     TEN YEARS
          --------       -----------       ----------     ---------
            $153            $474              $818         $1,791

                          THE FUND'S INVESTMENT ADVISOR

THE ADVISOR

Edgemoor Capital Management, Inc., 1900 M Street, NW, Suite 600, Washington, D.C. 20036, serves as investment adviser to the Fund. The Advisor is a Maryland corporation and has registered with the Securities and Exchange Commission ("SEC") as an investment advisor. The Advisor commenced operations in October 1999.

The Advisor's principal business is to provide financial management and advisory services to individuals, corporations, and other institutions. The Advisor has been the investment advisor to the Fund since its commencement of operations on December 10, 1999. The Advisor manages the investment portfolio and business affairs of the Fund under an Investment Advisory Agreement with the Fund, and manages, or arranges to manage, the daily operations of the Fund under an Operating Services Agreement.

For its investment advisory services to the Fund, the Fund pays to the Advisor, on the last day of each month, an annualized fee equal to 1.00% of the average net assets of the Fund, such fee to be computed daily based upon the daily average net assets of the Fund.

THE PORTFOLIO MANAGER

Mr. Thomas P. Meehan has been President of the Advisor since September 1999 and has acted as the portfolio manager for the Fund and has been President of Meehan Mutual Funds, Inc. since their inception. In 1968, Mr. Meehan was a founding partner of Sherman, Meehan, Curtin & Ain, a Washington, D.C. law firm. Mr. Meehan served as President of that law firm for many years, and served on the firm's Executive Committee from its inception through September 1999. Mr. Meehan was a charter trustee of the firm's pension and profit sharing plans and served as an investment manager of these plans since their inceptions in 1973 through 2000.

                     HOW TO BUY AND SELL SHARES OF THE FUND

INVESTING IN THE FUND

DETERMINING SHARE PRICES

Shares of the Fund are offered at each share's net asset value ("NAV"). NAV per share is calculated by adding the value of Fund investments, cash and other assets, subtracting Fund liabilities, and then dividing the result by the number of shares outstanding. The Fund generally determines the total value of its shares by using market prices for the securities comprising its portfolio. Securities for which quotations are not available and any other assets are valued at fair market value as determined in good faith by the Advisor, subject to the review and supervision of the Board of Directors. The Fund's per share NAV is computed on all days on which the New York Stock Exchange ("NYSE") is open for business as of the close of regular trading hours on the Exchange, currently 4:00 p.m. Eastern time. In the event that the NYSE closes early, the share price will be determined as of the time of closing.

DISTRIBUTION (12B-1) FEES

The Fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund is authorized to pay an annualized fee of up to 0.35% of the Fund's average daily net assets to compensate certain parties for expenses incurred in the distribution of the Fund's shares and the servicing and maintenance of existing shareholder accounts. However, the Directors have not authorized payment of any fees pursuant to the Plan.

Because any payments under the 12b-1 Plan would be paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

MINIMUM INVESTMENT AMOUNTS

Payments for Fund shares should be in U.S. dollars, and in order to avoid fees and delays, should be drawn on a U.S. bank. Fund management may reject any purchase order for Fund shares and may waive the minimum investment amounts in its sole discretion.

Your purchase of Fund shares is subject to the following minimum investment amounts:

                MINIMUM              MINIMUM
TYPE OF         INVESTMENT           SUBSEQUENT
ACCOUNT         TO OPEN ACCOUNT      INVESTMENTS
--------------------------------------------------------------------------------
REGULAR         $5,000               $100
IRAs            $2,000               $100
--------------------------------------------------------------------------------

                        AUTOMATIC INVESTMENT PLAN MEMBERS

                MINIMUM              MINIMUM
TYPE OF         INVESTMENT           SUBSEQUENT
ACCOUNT         TO OPEN ACCOUNT      INVESTMENTS
--------------------------------------------------------------------------------
REGULAR         $5,000               $100 per month minimum
IRAs            $2,000               $100 per month minimum
--------------------------------------------------------------------------------

OPENING AND ADDING TO YOUR ACCOUNT

You can invest in the Fund by mail, wire transfer and through participating financial service professionals. After you have established your account and made your first purchase, you may also make subsequent purchases by telephone. You may also invest in the Fund through an automatic payment plan. Any questions you may have can be answered by calling the Fund at 1-866-884-5968.

PURCHASING SHARES BY MAIL

To make your initial investment in the Fund, simply complete the Account Application Form included with this Prospectus, make a check payable to Meehan Focus Fund, and mail the Form and check to:

                            Meehan Mutual Funds, Inc.
                         c/o Viking Fund Management, LLC
                                  P.O. Box 500
                              Minot, ND 58702-0500

To make subsequent purchases, simply make a check payable to Meehan Focus Fund and mail the check to the above-mentioned address. BE SURE TO NOTE YOUR FUND ACCOUNT NUMBER ON THE CHECK.

For purchases of Fund shares for retirement plans (such as 401(k) plans, IRAs) simply complete the Account Application Form included with this Prospectus, make a check payable to First Western Bank & Trust, and mail the Form and check to:

                            Meehan Mutual Funds, Inc.
                         c/o First Western Bank & Trust
                                  P.O. Box 1090
                              Minot, ND 58702-1090

Your purchase order, if accompanied by payment, will be processed upon receipt by Viking Fund Management, LLC, the Fund's transfer agent ("Transfer Agent"). If the Transfer Agent receives your order and payment by the close of regular trading on the NYSE (currently 4:00 p.m. Eastern time), your shares will be purchased at the Fund's NAV calculated at the close of regular trading on that day. Otherwise, your shares will be purchased at the NAV determined as of the close of regular trading on the next business day.

PURCHASING SHARES BY WIRE TRANSFER

To make an initial purchase of shares by wire transfer, you need to take the following steps:

      1.   Call 1-800-933-8413 to inform us that a wire is being sent.
      2.   Obtain an account number from the Transfer Agent.
      3. Fill out and mail or fax an Account Application Form to the Transfer Agent
      4.   Ask your bank to wire funds to the account of:

                  First Western Bank & Trust, ABA #: 091310440
              Credit: Meehan Mutual Funds, Inc., Acct. #: 90-7884-4
                           Attention: Trust Department
                        Further credit: Meehan Focus Fund
                          Acct # [Your Account number]

Include your name(s), address and taxpayer identification number or Social Security number on the wire transfer instructions. The wire should state that you are opening a new Fund account.

To make subsequent purchases by wire, ask your bank to wire funds using the instructions listed above, and be sure to include your account number on the wire transfer instructions.

If you purchase Fund shares by wire, you must complete and file an Account Application Form with the Transfer Agent before any of the shares purchased can be redeemed. Either fill out and mail the Application Form included with this Prospectus, or call the Transfer Agent and they will send you an application. You should contact your bank (which will need to be a commercial bank that is a member of the Federal Reserve System) for information on sending funds by wire, including any charges that your bank may make for these services.

PURCHASES THROUGH FINANCIAL SERVICE ORGANIZATIONS

You may purchase shares of the Fund through participating brokers, dealers, and other financial professionals. Simply call your investment professional to make your purchase. If you are a client of a securities broker or other financial organization, such organizations may charge a separate fee for administrative services in connection with investments in Fund shares and may impose account minimums and other requirements. These fees and requirements would be in addition to those imposed by the Fund. If you are investing through a securities broker or other financial organization, please refer to its program materials for any additional special provisions or conditions that may be different from those described in this Prospectus (for example, some or all of the services and privileges described may not be available to you). Securities brokers and other financial organizations have the responsibility of transmitting purchase orders and funds, and of crediting their customers' accounts following redemptions, in a timely manner in accordance with their customer agreements and this Prospectus.

PURCHASING SHARES BY AUTOMATIC INVESTMENT PLAN

You may purchase shares of the Fund through an Automatic Investment Plan ("Plan"). The Plan provides a convenient way for you to have money deducted directly from your checking, savings, or other accounts for investment in shares of the Fund. You can take advantage of the Plan by filling out the Automatic Investment Plan section of the Account Application Form. You may only select this option if you have an account maintained at a domestic financial institution which is an Automatic Clearing House member for automatic withdrawals under the Plan. The Fund may alter, modify, amend or terminate the Plan at any time, and will notify you at least 30 days in advance if it does so. For more information, call the Transfer Agent at 1-800-933-8413.

PURCHASING SHARES BY TELEPHONE

In order to be able to purchase shares by telephone, your account authorizing such purchases must have been established prior to your call. Your initial purchase of shares may not be made by telephone. Shares purchased by telephone will be purchased at the per share NAV determined at the close of business on the day that the Transfer Agent receives payment through the Automated Clearing House, which could be as many as two days after you place your order for shares. Call the Transfer Agent for details.

You may make purchases by telephone only if you have an account at a bank that is a member of the Automated Clearing House. Most transfers are completed within three business days of your call. To preserve flexibility, the Fund may revise or eliminate the ability to purchase Fund shares by phone, or may charge a fee for such service, although the Fund does not currently expect to charge such a fee.

The Fund's Transfer Agent employs certain procedures designed to confirm that instructions communicated by telephone are genuine. Such procedures may include, but are not limited to, requiring some form of personal identification prior to acting upon telephonic instructions, providing written confirmations of all such transactions, and/or tape recording all telephonic instructions. Assuming procedures such as the above have been followed, neither the Transfer Agent nor the Fund will be liable for any loss, cost, or expense for acting upon telephone instructions that are believed to be genuine. The Fund shall have authority, as your agent, to redeem shares in your account to cover any such loss. As a result of this policy, you will bear the risk of any loss unless the Fund has failed to follow procedures such as the above. However, if the Fund fails to follow such procedures, it may be liable for such losses.

MISCELLANEOUS PURCHASE INFORMATION

All applications to purchase shares of the Fund are subject to acceptance or rejection by authorized officers of the Fund and are not binding until accepted. Applications will not be accepted unless they are accompanied by payment in U.S. funds. Payment must be made by check or money order drawn on a U.S. bank, savings and loan association or credit union. The Fund's custodian will charge your account for any loss sustained by the Fund for any payment check returned to the custodian for insufficient funds. The Fund reserves the right to refuse to accept applications under circumstances or in amounts considered disadvantageous to shareholders. If you place an order for Fund shares through a securities broker, and you place your order in proper form before 4:00 p.m. Eastern time on any business day in accordance with their procedures, your purchase will be processed at the NAV calculated as of 4:00 p.m. on that day, provided the securities broker transmits your order to the Transfer Agent before 5:00 p.m. Eastern time. The securities broker must send to the Transfer Agent immediately available funds in the amount of the purchase price within three business days for the order.

HOW TO SELL (REDEEM) YOUR SHARES

You may sell your shares at any time. You may request the sale of your shares either by mail, by telephone or by wire.

REDEMPTION FEE

For Fund shares purchased on or after March 1, 2004, a redemption fee of 2% of the value of shares sold will be imposed on Fund shares redeemed within 30 calendar days of their purchase. The redemption fee is paid to the Fund and is intended to offset the costs and market impact associated with short-term money movements. To determine the holding period, the Fund will use a first-in, first-out method, meaning the shares in the account the longest are used to determine whether the redemption fee applies.

BY MAIL

Sale requests should be mailed via U.S. mail to:

        Viking Fund Management, LLC
        P.O. Box 500
        Minot, ND  58702-0500

or via overnight courier service to:

        Viking Fund Management, LLC
        1400 14th Avenue, SW
        Minot, ND  58701

The redemption price you receive will be the Fund's per share NAV next calculated after receipt of all required documents in good order. Payment of redemption proceeds will be made no later than the third business day after the valuation date unless otherwise expressly agreed by the parties at the time of the transaction. If you purchase your shares by check and then redeem your shares before your check has cleared, the Fund may hold your redemption proceeds until your check clears, or for 15 days, whichever comes first.

"Good order" means that your redemption request must include:

1.   Your account number.
2. The number of shares to be sold (redeemed) or the dollar value of the amount to be redeemed.
3. The signatures of all account owners exactly as they are registered on the account.
4.   Any required signature guarantees.
5. Any supporting legal documentation that is required in the case of estates, trusts, corporations or partnerships and certain other types of accounts.

SIGNATURE GUARANTEES

A signature guarantee of each owner is required to redeem shares in the following situations, for all size transactions:

o    if you change the ownership on your account;
o when you want the redemption proceeds sent to a different address than is registered on the account;

o if the proceeds are to be made payable to someone other than the account's owner(s);
o    any redemption transmitted by federal wire transfer to your bank; and
o if a change of address request has been received by the Fund or the Transfer Agent within 15 days previous to the request for redemption.

In addition, signature guarantees are required for all redemptions of $25,000 or more from any Fund shareholder account. A redemption will not be processed until the signature guarantee, if required, is received by the Transfer Agent.

Signature guarantees are designed to protect both you and the Fund from fraud. To obtain a signature guarantee, you should visit a bank, trust company, member of a national securities exchange, other broker-dealer, or other eligible guarantor institution. (Notaries public cannot provide signature guarantees.) Guarantees must be signed by an authorized person at one of these institutions and be accompanied by the words, "Signature Guarantee."

BY TELEPHONE

You may redeem your shares in the Fund by calling the Transfer Agent at 1-800-933-8413 if you elected to use telephone redemption on your account application when you initially purchased shares. Redemption proceeds must be transmitted directly to you or to your pre-designated account at a domestic bank. You may not redeem by telephone if a change of address request has been received by the Fund or the Transfer Agent within 15 days prior to the request for redemption. During periods of substantial economic or market changes, telephone redemptions may be difficult to implement. If you are unable to contact the Transfer Agent by telephone, shares may be redeemed by delivering your redemption request in person or by mail. In addition, interruptions in telephone service may mean that you will be unable to effect a redemption by telephone exactly when desired.

BY WIRE

You may request the redemption proceeds be wired to your designated bank if it is a member bank or a correspondent of a member bank of the Federal Reserve System.

CUSTOMER IDENTIFICATION PROCEDURES

The Fund is required under the USA PATRIOT Act of 2001 to adopt certain policies and programs to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts. When completing a new Application Form, you will be required to supply your full name, date of birth, social security number or other taxpayer identification number and permanent street address (not a P.O. Box) to assist in verifying your identity. As required by law, the Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct. Under certain circumstances, it may be appropriate for the Fund to close or suspend further activity in an account.

REDEMPTION AT THE OPTION OF THE FUND

If the value of the shares in your account falls to less than $2,000, the Fund may notify you that, unless your account is increased to $2,000 in value, it will redeem all your shares and close the account by paying you the redemption proceeds and any dividends and other distributions declared and unpaid at the date of redemption. You will have thirty days after notice to bring the account up to $2,000 before any action is taken. This right of redemption shall not apply if the value of your account drops below $2,000 as the result of market action. The Fund reserves this right because of the expense to the Fund of maintaining relatively small accounts.

MONITORING OF FUND PURCHASES AND REDEMPTIONS

The Fund is intended as an investment vehicle for long-term investors. "Market-timing," or frequent short-term trading into and out of the Fund in an effort to anticipate or time market movement for these purposes may be disruptive to the Fund and its shareholders. While the Fund monitors purchases and redemptions of Fund shares, there is no guarantee that it will be able to detect or prevent all instances of market timing.

                        DIVIDENDS AND OTHER DISTRIBUTIONS

The Fund pays dividends at least annually from its net investment income which consists of dividends it receives on the stocks it holds, as well as interest accrued on any obligations that it might hold in its portfolio. The Fund realizes capital gains when it sells a security for more than it paid for it. The Fund generally makes distributions of its net realized capital gains once a year.

Unless you elect to have your distributions paid in cash, your distributions will be reinvested in additional shares of the Fund. You may change the manner in which your distributions are paid at any time by writing to the Transfer Agent.

                               TAX CONSIDERATIONS


The Fund intends to continue to qualify for treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, so that it will be relieved of federal income tax on its capital gains and net investment income that it currently distributes to its shareholders.

Fund dividends from net investment income and the excess of net short-term capital gains over net long-term capital loss are generally taxable to you as ordinary income. However, the Fund's dividends attributable to its "qualified dividend income" are subject to a maximum federal income tax rate of 15% for shareholders who are individuals and satisfy certain holding period and other restrictions regarding their Fund shares. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are taxable to you as long-term capital gains, regardless of the length of time you have held your Fund shares, and are subject to a 15% maximum federal income tax rate for individual shareholders. Distributions are taxable to you whether you receive them in cash or reinvest them in Fund shares. You will be advised annually of the source and status of distributions for federal income tax purposes.

A redemption of shares is a taxable event, and, accordingly, a capital gain or loss generally will be recognized. Any such gain an individual shareholder recognizes on the redemption of Fund shares held for more than one year will qualify for the 15% maximum federal income tax rate. You should consult a tax adviser regarding the effect of federal, state, local, and foreign taxes on an investment in the Fund.

                               GENERAL INFORMATION

The Fund will not issue stock certificates evidencing shares. Instead, your account will be credited with the number of shares purchased, relieving you of responsibility for safekeeping of certificates and the need to deliver them upon redemption. Written confirmations are issued for all purchases of shares.

In reports or other communications to investors, or in advertising material, the Fund may describe general economic and market conditions affecting the Fund and may compare its performance with other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar nationally recognized rating services and financial publications that monitor mutual fund performance.

The Fund may also, from time to time, compare its performance to one or more appropriate indices.

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

      The following table is intended to help you understand the performance of the shares of the Fund outstanding for the periods indicated. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the fiscal year ended 2003 was audited by Brady, Martz & Associates, P.C. whose report, along with the Fund's financial statements, is included in the statement of additional information, which is available upon request. A different firm audited the information for the prior periods.

                 MEEHAN FOCUS FUND

                                                   ---------------------------------------------------
                                                      FOR THE      FOR THE      FOR THE      FOR THE
                                                        YEAR         YEAR         YEAR       PERIOD
                                                       ENDED        ENDED        ENDED        ENDED
                                                      OCTOBER      OCTOBER      OCTOBER      OCTOBER
                                                      31, 2003     31, 2002     31, 2001    31, 2000(*)
                                                   -----------------------------------------------------
Net Asset Value, beginning of period                     $9.88         $11.83       $12.47      $12.00
                                                   -----------------------------------------------------
Income from Investment Operations:

    Net investment income...........................      0.01         (0.07)         0.02        0.06

    Net realized and unrealized gain on investments.      2.90         (1.88)       (0.59)        0.42
                                                   -----------------------------------------------------
    Total from Investment Operations................      2.91         (1.95)       (0.57)        0.48

Distributions:

    From net investment income......................    (0.01)            -         (0.07)      (0.01)
                                                   -----------------------------------------------------
    Total distributions.............................    (0.01)            -         (0.07)      (0.01)

Net Asset Value, end of period......................    $12.78          $9.88       $11.83      $12.47
                                                   =====================================================
Total Return (%)....................................    29.43%       (16.48)%      (4.60)%       3.97%

Ratios and Supplemental Data

    Net assets, end of period (in 000s).............   $20,713        $13,829      $12,813     $ 9,965

    Ratio of expenses to average net assets.........     1.50%          1.50%        1.50%    1.50%(1)

    Ratio of net investment income to average net
      assets........................................     0.08%        (0.65)%        0.12%    0.62%(1)

Portfolio turnover rate (%).........................    23.20%         25.25%       50.93%      20.57%


----------
(1)   Annualized
(*)   The Meehan Focus Fund commenced operations on December 10, 1999.

                                       15

                              FOR MORE INFORMATION

More information about the Fund is available free upon request, including the following:

Annual/Semiannual Reports. Provide additional information about the Fund's investments and contain a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

Statement of Additional Information (SAI). Provides more detailed information on all aspects of the Fund. A current SAI, dated March 1, 2004, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus.

To receive information concerning the Fund, or to request a copy of the annual or semi-annual reports, SAI or other documents relating to the Fund, please contact the Fund at:

                            Meehan Mutual Funds, Inc.
                      c/o Edgemoor Capital Management, Inc.
                                1900 M Street, NW
                                    Suite 600
                             Washington, D.C. 20036

                                 1-866-884-5968

                             www.meehanfocusfund.com

A copy of your requested document(s) will be sent to you within three days of your request.

You may also receive information concerning the Fund, or request a copy of the annual/semiannual reports, SAI or other documents relating to the Fund (duplicating fee required), by contacting the SEC:

IN PERSON -- at the SEC's Public Reference Room in Washington, D.C.

BY PHONE -- 1-202-942-8090

BY MAIL -- Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102

BY ELECTRONIC REQUEST AT THE FOLLOWING E-MAIL ADDRESS - publicinfo@sec.gov

ON THE EDGAR DATABASE ON THE SEC'S INTERNET SITE -- www.sec.gov



                           Investment Company Act No.
                                    811-9575

                       STATEMENT OF ADDITIONAL INFORMATION


                                MEEHAN FOCUS FUND

                            MEEHAN MUTUAL FUNDS, INC.
                               1900 M Street, N.W.
                                    Suite 600
                             Washington, D.C. 20036
                                 1-866-884-5968


This Statement of Additional Information ("SAI"), dated March 1, 2004 should be read in conjunction with the Prospectus of the Meehan Focus Fund ("Fund"), the single series of Meehan Mutual Funds, Inc., dated March 1, 2004.

This SAI is not a Prospectus itself. This SAI is incorporated by reference into the Fund's Prospectus; in other words, this SAI is legally part of the Fund's Prospectus.

The financial statements for the Fund for the fiscal year ended October 31, 2003 are herein incorporated by reference to its Annual Report to Shareholders dated October 31, 2003. You may obtain a copy of the Prospectus and of the Fund's annual and semi-annual reports to shareholders, free of charge, by writing to Meehan Mutual Funds, Inc. c/o Edgemoor Capital Management, Inc., 1900 M Street, NW, Suite 600, Washington, D.C. 20036, or by calling 1-866-884-5968.

                                TABLE OF CONTENTS
                                -----------------

                                                                            Page
                                                                            ----
    INVESTMENT POLICIES AND RESTRICTIONS.......................................1
    INVESTMENT RESTRICTIONS....................................................6
    INVESTMENT ADVISOR.........................................................7
    DIRECTORS AND OFFICERS.....................................................9
    PERFORMANCE INFORMATION...................................................12
    PURCHASING AND REDEEMING SHARES...........................................14
    TAX INFORMATION...........................................................14
    PORTFOLIO TRANSACTIONS....................................................16
    CUSTODIAN.................................................................17
    TRANSFER AGENT............................................................17
    ADMINISTRATION............................................................18
    DISTRIBUTOR...............................................................18
    LEGAL COUNSEL.............................................................18
    INDEPENDENT AUDITORS......................................................18
    DISTRIBUTION PLAN.........................................................18
    GENERAL INFORMATION.......................................................19
    APPENDIX A - PROXY VOTING POLICIES AND PROCEDURES........................A-1

                      INVESTMENT POLICIES AND RESTRICTIONS

The Fund's investment objectives and the manner in which the Fund pursues its investment objectives are generally discussed in the Prospectus. This section provides additional information concerning the Fund's investments and its investment restrictions.

The Fund is a non-diversified Fund, meaning that the Fund can concentrate its investments in a smaller number of companies than a more diversified fund. The Fund normally will invest at least 85% of total assets in common stock of U.S. companies and in foreign securities either directly or indirectly through American Depository Receipts ("ADRs") of foreign companies or exchange traded funds ("ETFs"). The Fund normally will hold a focused portfolio with 25 stocks representing at least 75% of the portfolio. The Fund may also invest in a variety of other securities. The types of securities in which the Fund may ordinarily invest are listed below, along with any restrictions on such investments, and, where necessary, a brief discussion of any risks unique to the particular security.

COMMON STOCKS. The Fund will ordinarily invest at least 75% of its total assets in U.S. common stocks or securities convertible into common stock. The Fund's investment in common stocks is a principal investment strategy. The market value of common stock can fluctuate significantly, reflecting the business performance of the issuing company, investor perceptions and general economic or financial market movements. Smaller companies are especially sensitive to these factors. Despite the risk of price volatility, however, common stocks historically have offered the greatest potential for gain on investment, compared to other classes of financial assets. For purposes of the Fund's 75% minimum investment in common stocks, shares of real estate investment trusts ("REITS") are considered to be common stock, although the Fund's investment in REITS is not a principal investment strategy of the Fund.

REAL ESTATE INVESTMENT TRUSTS. The Fund may invest in REITs. Equity REITs invest directly in real property while mortgage REITs invest in mortgages on real property. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. REITs pay distributions to their shareholders based upon available funds from operations. It is quite common for these distributions to exceed the REIT's earnings and profits, resulting in the excess portion of such distributions being designated as a return of capital. The Fund intends to include the gross distributions from such REITs in its distributions to its shareholders and, accordingly, a portion of the Fund's distributions may also be designated as a return of capital. The Fund will not invest more than 20% of its assets in REITs.


FOREIGN SECURITIES. The Fund may invest up to 25% of its total net assets in the common stock of foreign issuers. The Fund may invest directly in foreign securities or indirectly in the form of ADRs or through ETFs.

Investments in foreign companies involve certain risks not typically associated with investing in domestic companies. An investment may be affected by changes in currency rates and in exchange control regulations. There may be less publicly available information about a foreign company than about a domestic company, because foreign companies are not subject to the regulatory requirements of U.S. companies. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards. Dividends and interest on foreign securities may be subject to foreign withholding taxes, which may reduce the net return to Fund shareholders. Foreign securities are often denominated in a currency other than the U.S. dollar. Accordingly, the Fund will be subject to the risks associated with fluctuations in currency values. Although the Fund will only invest in foreign issuers that are domiciled in nations considered to have stable and friendly governments, there is the possibility of expropriation, confiscation, taxation, currency blockage or political or social instability which could negatively affect the Fund.

ADRs. The Fund may invest in ADRs. ADRs are U.S. dollar-denominated receipts representing interests in the securities of a foreign issuer. ADRs are not necessarily denominated in the same currency as the underlying securities to which they may be connected. ADRs are receipts typically issued by U.S. banks and trust companies that evidence ownership of underlying securities issued by a foreign corporation. ADRs include ordinary shares and New York shares (shares issued by non-U.S. companies that are listed on a U.S. securities exchange). ADRs may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depository, whereas a depository may establish an unsponsored facility without participation by the issuer of the depository security. Holders of unsponsored depository receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities. The Fund will only invest in ADRs that are issuer sponsored.

ETFs. The Fund also may invest in ETFs. ETFs are investment companies that are registered under the Investment Company Act of 1940, as amended (the "1940 Act") as management investment companies. ETFs are based on specific domestic and foreign indices. ETFs shares are sold and redeemed at the net asset value only in large blocks. In addition, national securities exchanges list ETF shares for trading, which allows investors to purchase and sell individual ETF shares among themselves at market prices throughout the day. The 1940 Act limits investments in securities of other investment companies. These limitations include, among others, that, subject to certain exceptions, no more than 10% of the Fund's total assets may be invested in securities of other investment companies, no more than 5% of its total assets may be invested in the securities of any one investment company, and a Fund may not own more than 3% of the outstanding shares of any investment company. As a shareholder of another investment company, the Fund would bear its PRO RATA portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

PREFERRED STOCK. The Fund may invest in preferred stock. Preferred stock generally pays dividends at a specified rate and generally has preference over common stock in the payments of dividends and the liquidation of the issuer's assets. Dividends on preferred stock are generally payable at the discretion of the issuer's board of directors. Accordingly, shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are also sensitive to changes in interest rates and in the issuer's creditworthiness.

Accordingly, shareholders may experience a loss of value due to adverse interest rate movements or a decline in the issuer's credit rating.

CONVERTIBLE SECURITIES. Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation. These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible security to some extent varies inversely with interest rates. While providing a fixed-income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a non-convertible debt security), a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, the Fund may be required to pay for a convertible security an amount in excess of the value of the underlying common stock.

Common stock acquired by the Fund upon conversion of a convertible security will generally be held for so long as the Advisor anticipates such stock will provide the Fund with opportunities which are consistent with the Fund's investment objectives and policies. The Advisor employs no minimum quality or rating criteria with respect to the Fund's investments in convertible securities, and does not intend to invest more than 5% of the Fund's assets in convertible securities.

DEBT SECURITIES. The Fund may invest in U.S. Government debt securities, which include direct obligations of the U.S. Government and obligations issued by U.S. Government agencies and instrumentalities. The market value of such securities fluctuates in response to interest rates and the creditworthiness of the issuer. In the case of securities backed by the full faith and credit of the U. S. Government, shareholders are only exposed to interest rate risk.

      CREDIT RISK - A debt instrument's credit quality depends on the issuer's ability to pay interest on the security and repay the debt: the lower the credit rating, the greater the risk that the security's issuer will default. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for the security.

      INTEREST RATE RISK - All debt securities face the risk that their principal value will decline because of a change in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and will rise in value when interest rates decline. Also, the longer a security has until it matures, the more pronounced will be a change in its value when interest rates change.

MONEY MARKET MUTUAL FUNDS. The Fund may invest in securities issued by other registered investment companies. As a shareholder of another registered investment company, the Fund would bear its PRO RATA portion of that company's advisory fees and other expenses. Such fees and expenses will be borne indirectly by the Fund's shareholders.

REPURCHASE AGREEMENTS. The Fund may invest a portion of its assets in repurchase agreements ("Repos") with broker-dealers, banks and other financial institutions, provided that the Fund's custodian at all times has possession of the securities serving as collateral for the Repos or has proper evidence of book entry receipt of said securities. In a Repo, the Fund purchases securities subject to the seller's simultaneous agreement to repurchase those securities from the Fund at a specified time (usually one day) and price. The repurchase price reflects an agreed-upon interest rate during the time of investment. All Repos entered into by the Fund must be collateralized by U.S. Government securities, the market values of which equal or exceed 102% of the principal amount of the money invested by the Fund. If an institution with whom the Fund has entered into a Repo enters insolvency proceedings, the resulting delay, if any, in the Fund's ability to liquidate the securities serving as collateral could cause the Fund some loss if the securities declined in value prior to liquidation. To minimize the risk of such loss, the Fund will enter into Repos only with institutions and dealers considered creditworthy.

      REPURCHASE AGREEMENT RISK- A Repo exposes the Fund to the risk that the party that sells the securities will default on its obligation to repurchase those securities. If that happens the Fund can lose money because: (i) it may not be able to sell the securities at the agreed-upon time and price; and (ii) the securities may lose value before they can be sold.

CASH RESERVES. The Fund may hold a significant portion of its net assets in cash, either to maintain liquidity or for temporary defensive purposes.

RESTRICTED AND ILLIQUID SECURITIES. The Fund will not invest more than 15% of its net assets in securities that the Advisor determines to be illiquid. Illiquid securities are securities that may be difficult to sell promptly at an acceptable price because of a lack of an available market and other factors. The sale of some illiquid and other types of securities may be subject to legal restrictions. Because illiquid and restricted securities may present a greater risk of loss than other types of securities, the Fund will not invest in such securities in excess of the limits set forth above.

The Fund may also invest in securities acquired in a privately negotiated transaction from the issuer or a holder of the issuer's securities and which may not be distributed publicly without registration under the Securities Act of 1933, as amended.

Restricted and illiquid securities are valued in such manner as the Fund's Board of Directors ("Board") in good faith deems appropriate to reflect the fair market value of such securities.

SPECIAL SITUATIONS. The Fund intends to invest in special situations from time to time. A special situation arises when, in the opinion of Fund management, the securities of a company will, within a reasonably estimated time period, be accorded market recognition at an appreciated value solely by reason of a development particularly or uniquely applicable to that company and regardless of general business conditions or movements of the market as a whole. Such developments and situations include, but are not limited to: liquidations, reorganizations, recapitalizations or mergers, material litigation, technological breakthroughs, and new management or management policies. Although large and well-known companies may be involved, special situations often involve much greater risk than is found in the normal course of investing. To minimize these risks, the Fund will not invest in special situations unless the target company has at least three years of continuous operations (including predecessors), or unless the aggregate value of such investments is not greater than 25% of the Fund's total net assets (valued at the time of investment).

WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued basis, and it may purchase or sell securities for delayed-delivery. These transactions occur when securities are purchased or sold by the Fund with payment and delivery taking place at some future date. The Fund may enter into such transactions when, in the Advisor's opinion, doing so may secure an advantageous yield and/or price to the Fund that might otherwise be unavailable. The Fund has not established any limit on the percentage of assets it may commit to such transactions, but to minimize the risks of entering into these transactions, the Fund will maintain a segregated account with its custodian consisting of cash, or other high-grade liquid debt securities, denominated in U.S. dollars or non-U.S. currencies, in an amount equal to the aggregate fair market value of its commitments to such transactions.

MASTER-FEEDER OPTION. Notwithstanding its other investment policies, the Fund may seek to achieve its investment objective by investing all of its investable net assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those of the Fund. Although such an investment may be made in the sole discretion of the Board, the Fund's shareholders will be given 30 days prior notice of any such investment. There is no current intent to make such an investment.

PORTFOLIO TURNOVER. The Fund's portfolio turnover rates for the two fiscal years ended October 31, 2002 and 2003 were 25.3% and 23.2%, respectively. The Fund will generally purchase and sell securities without regard to the length of time the security has been held. The Fund expects that its annual portfolio turnover rate will not exceed 100% under normal conditions. However, there can be no assurance that the Fund will not exceed this rate, and the portfolio turnover rate may vary from year to year.

High portfolio turnover in any year will result in the payment by the Fund of above-average transaction costs and could result in the payment by shareholders of above-average amounts of taxes on realized capital gains the Fund distributes to them. Distributions to shareholders of those gains, to the extent they consist of short-term capital gains, will be considered ordinary income for federal income tax purposes.

Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Fund's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.

                             INVESTMENT RESTRICTIONS

The restrictions listed below are fundamental policies and may be changed only with the approval of a "majority of the outstanding voting securities" of the Fund as defined in the 1940 Act. As provided in the 1940 Act, a vote of a "majority of the outstanding voting securities" of the Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares of the Fund present at a meeting, if more than 50% of the shares are represented at the meeting in person or by proxy. Except with respect to borrowing, changes in values of the Fund's assets as a whole will not cause a violation of the following investment restrictions so long as percentage restrictions are observed by the Fund at the time it purchases any security.

The Fund will not:

1. With respect to 75% of its assets (valued at time of investment), normally invest in no more than 25 issuers.

2. Acquire securities of any one issuer that at the time of investment represent more than 10% of the voting securities of the issuer.

3. Invest 25% or more of its total assets (valued at time of investment) in securities of companies in any one industry.

4. Borrow money, except from banks for temporary or emergency purposes in amounts not exceeding 20% of the value of the Fund's assets at the time of borrowing.

5. Underwrite the distribution of securities of other issuers.

6. Invest in companies for the purpose of management or the exercise of control.

7. Lend money (but this restriction shall not prevent the Fund from investing in debt securities or repurchase agreements, or lend its portfolio securities).

8. Issue senior securities.

9. Invest in commodities, futures contracts or options contracts.

The Fund has also adopted the following non-fundamental restrictions that may be changed by the Board without shareholder approval:

The Fund may not:

1. Make margin purchases.

2. Invest in oil, gas or other mineral exploration or development programs, although it may invest in marketable securities of companies engaged in oil, gas or mineral exploration.

3. Purchase or sell real estate or real estate loans or real estate limited partnerships, although it may invest in marketable securities of companies that invest in real estate or interests in real estate.

4. Invest more than 15% of its net assets in securities that are not readily marketable.

5. Acquire securities of other investment companies except as permitted by the 1940 Act. In relevant part, the 1940 Act generally allows an investment company such as the Fund to acquire up to 3% of the total outstanding securities of another investment company.

6. Pledge, mortgage or hypothecate its assets, except for temporary or emergency purposes and then to an extent not greater than 20% of its total assets.

                               INVESTMENT ADVISOR

Information on the Fund's investment advisor, Edgemoor Capital Management, Inc. (the "Advisor"), is set forth in the Prospectus. This section contains additional information concerning the Advisor.

The Advisor is organized as a Maryland corporation and is registered as an investment Advisor with the Securities and Exchange Commission ("SEC"). The Advisor's principal business is to provide financial management services to individuals, corporations, and other institutions throughout the United States.

The Advisor manages the investment portfolio and the general business affairs of the Fund pursuant to an investment services agreement with the Fund dated November 30, 1999. Mr. Thomas P. Meehan is President and Messrs. Paul P. Meehan and David A. Marsden are Vice-Presidents of the Advisor. Messrs. Thomas P. Meehan, Joseph Meehan and Paul P. Meehan are directors of the Advisor. Mr. Thomas P. Meehan is portfolio manager for the Fund.

The Investment Advisory Agreement.
----------------------------------

Under the terms of the Advisory Agreement, the Advisor manages the investment operations of the Fund in accordance with the Fund's investment policies and restrictions. The Advisor furnishes an investment program for the Fund, determines what investments should be purchased, sold and held, and makes changes on behalf of the Company in the investments of the Fund. At all times the Advisor's actions on behalf of the Fund are subject to the overall supervision and review of the Board.

The Advisory Agreement provides that the Adviser shall not be liable for any loss suffered by the Fund or its shareholders as a consequence of any act or omission in connection with services under the Advisory Agreement, except by reason of the Advisor's willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties.


The Advisory Agreement was approved by the Board (including all of the Directors who are not "interested persons" of the Fund, as defined under the 1940 Act) and by the shareholders of the Fund in compliance with the 1940 Act. The Agreement provides that it will be in force for an initial two-year period and, in order to continue to be in effect thereafter, it must be approved each year thereafter by (1) a vote, cast in person at a meeting called for that purpose, of a majority of those Directors who are not "interested persons" of the Advisor or the Fund, and by (2) the majority vote of either the full Board or the vote of a majority of the outstanding shares of the Fund.

The Board last considered the Advisory Agreement at a meeting held on November 25, 2003. In reviewing the Advisory Agreement, the Directors considered, among other matters: (1) the high quality of services provided by the Advisor; (2) that the Fund had outperformed both of its comparative benchmarks since the
Fund's inception and had outperformed its primary comparative index by approximately 8.5% for the fiscal year ended October 31, 2003; (3) the costs to the Advisor in providing its services to the Fund, including the fact that the fee for all services provided to the Fund were essentially capped at 1.50% under the terms of the Advisory and Operating Services Agreements; (4) the Advisor's profitability, including the fact that the Advisor continued to bear certain Fund operating expenses exceeding 0.50% for the fiscal year ended October 31, 2003; (5) the fact that a number of the Advisor's managed account clients were also shareholders of the Fund and that the directors and officers of the Fund owned a significant amount of Fund shares; (6) the expense ratios of the 25 largest mutual funds compared to those of the Fund; and (7) the fact that the Advisor does not utilize soft dollar commissions.

The Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

For its investment advisory services to the Fund, the Fund pays to the Advisor, on the last day of each month, an annualized fee equal to 1.00% of average net assets of the Fund, such fee to be computed daily based upon the daily average net assets of the Fund. For the three fiscal years ended October 31, 2001, 2002 and 2003, the Fund paid the Advisor advisory fees of $115,795, $151,060 and $170,110, respectively.

The Operating Services Agreement
--------------------------------

The Fund has also entered into an Operating Services Agreement with the Advisor ("Services Agreement"). Under the terms of the Services Agreement, the Advisor provides, or arranges to provide, day-to-day operational services to the Fund including, but not limited to:

1.  accounting
2.  administrative
3.  legal (except litigation)
4.  dividend disbursing and transfer agent
5.  registrar
6.  custodial
7.  fund share distribution
8.  shareholder reporting
9.  sub-accounting, and
10. record keeping services

For its services to the Fund under the Services Agreement, the Fund pays to the Advisor, on the last day of each month, an annualized fee equal to 0.50% of average net asset value of the Fund, such fee to be computed daily based upon the net asset value of the Fund. For the three fiscal years ended October 31, 2001, 2002 and 2003 the Fund paid the Advisor operational fees of $57,898, $75,530 and $85,055, respectively.

Under the Services Agreement, the Advisor may, with the Fund's permission, employ third parties to assist it in performing the various services required of the Fund. The Advisor is responsible for compensating such parties.

The effect of the Advisory Agreement and the Services Agreement together is to place a "cap" on the Fund's normal operating expenses at 1.50%. The only other expenses which may be incurred by the Fund are brokerage fees, taxes, legal fees relating to Fund litigation, and other extraordinary expenses.

                             DIRECTORS AND OFFICERS

The Board has overall responsibility for conduct of the Fund's business affairs. The day-to-day operations of the Fund are managed by the Advisor, subject to the Bylaws of the Fund and the supervision and review of the Board. The following is a list of the Fund's directors and officers with their addresses, principal occupations and present positions, including any affiliation with the Advisor or the Distributor, length of service to the Fund, and the position, if any, on other boards of trustees/directors. The Directors oversee one investment portfolio, the Fund, which is the single series of the Company.


                            POSITION, TERM OF OFFICE   PRINCIPAL OCCUPATION
NAME                        AND LENGTH OF TIME SERVED  DURING LAST FIVE YEARS  OTHER DIRECTORSHIPS

---------------------------------------------------------------------------------------------------
INTERESTED DIRECTOR:        TERM:
--------------------        -----
                            LIFETIME OF FUND UNTIL
                            REMOVAL BY SHAREHOLDERS,
                            RESIGNATION OR RETIREMENT



Thomas P. Meehan*           President and Director     President, Edgemoor      None.
(Age 63)                    since 1999                 Capital Management,
Suite 600                                              Inc., (registered
1900 M Street, N.W.                                    investment advisor),
Washington, DC  20036                                  October 1999 to
                                                       present.  President,
                                                       Sherman, Meehan,
                                                       Curtin & Ain, P.C., a
                                                       Washington, DC, law
                                                       firm, 1993 to
                                                       September 1999.
                                                       Trustee, Sherman,
                                                       Meehan Curtin & Ain,
                                                        P.C.  Pension and
                                                       Profit Sharing Plans,
                                                       1973 to 1999.
DISINTERESTED DIRECTORS:    TERM:
------------------------    -----
                            LIFETIME OF FUND UNTIL
                            REMOVAL BY SHAREHOLDERS,
                            RESIGNATION OR RETIREMENT

Andrew Ferrentino           Director since 1999        Private consultant in    Member, Board of
(Age 64)                                               the computer software    Directors Template
7904 Horseshoe Lane                                    industry, January        Software, Inc.,
Potomac, MD  20854                                     1999 to present.         1997 to 1999.
                                                       President, Template
                                                       Software, Inc., 1982
                                                       to December 1998.

Peter R. Sherman            Director since 2003        Adjunct  Professor  of   None.
(Age 64)                                               Law,          American
5123 Tilden Street, N.W.                               University  Washington
Washington , D.C.  20016                               College  of Law,  1992
                                                       to  present;   counsel
                                                       to Ain &  Bank,  P.C.,
                                                       a   Washington,   D.C.
                                                       law firm,  May 2003 to
                                                       present;   Co-founder,
                                                       principal  and counsel
                                                       to  Sherman,   Meehan,
                                                       Curtin  &  Ain,   P.C.
                                                       through April 2003.

OFFICERS:                   TERM:
---------                   -----
                            ONE YEAR

Paul P. Meehan              Vice President and         Vice President,          N/A
(Age 40)                    Treasurer since 2002       Edgemoor Capital
1900 M Street, N.W.                                    Management, Inc.,
Suite 600                                              December 2002 to
Washington, D.C.  20036                                present; Attorney,
                                                       United States
                                                       Environmental
                                                       Protection Agency,
                                                       1997 to 2002.

                                       10

David A. Marsden            Vice President since       Analyst, Edgemoor        N/A
(Age 34)                    2002; Secretary since      Capital Management,
1900 M Street, N.W.         2004                       Inc. since March
Suite 600                                              2002; Sole
Washington, D.C.  20036                                Proprietor, High
                                                       Peaks Asset
                                                       Management since
                                                       1998; Associate
                                                       Financial Planner,
                                                       Attiliis &
                                                       Associates, April
                                                       2000 to December
                                                       2001; Pension
                                                       Analyst, Plumbers &
                                                       Pipefitters National
                                                       Pension Fund, August
                                                       1998 to April 2000.

----------
* Mr. Meehan is an "interested person" of the Fund as that term is defined by the 1940 Act. Mr. Meehan is affiliated with the Advisor.


The Fund has an Audit Committee, consisting of Messrs. Ferrentino and Sherman. The members of the Audit Committee are not "interested" persons of the Company (as defined in the 1940 Act). The primary responsibilities of the Company's Audit Committee are, as set forth in its charter, to make recommendations to the Board Members as to: the engagement or discharge of the Fund's independent auditors (including the audit fees charged by auditors); the supervision of investigations into matters relating to audit matters; the review with the independent auditors of the results of audits; and addressing any other matters regarding audits. The Audit Committee met one time during the last fiscal year.

The following table shows the amount of equity securities in the Fund owned by the Directors as of the calendar year ended December 31, 2003:

--------------------------------------------------------------------------------
DOLLAR RANGE OF
EQUITY SECURITIES
OWNED:                 INTERESTED              DISINTERESTED
                       DIRECTOR:               DIRECTORS:
--------------------------------------------------------------------------------
                       Thomas P. Meehan        Andrew           Peter R.
                                               Ferrentino       Sherman
--------------------------------------------------------------------------------
Aggregate Dollar       Over $100,000           Over $100,000    Over $100,000
Range of Equity
Securities in Meehan
Mutual Funds, Inc.*
--------------------------------------------------------------------------------

*The Fund is currently the only series of Meehan Mutual Funds, Inc.

As of February 1, 2004, the directors and officers as a group owned 28.4% of the Fund.

Pursuant to its obligations to the Fund under the Services Agreement, the Advisor is responsible for paying compensation, if any, to each of the Fund's independent Directors during each fiscal year.

Control Persons and Shareholders Owning in Excess of 5% of Fund Shares
----------------------------------------------------------------------

As of February 1, 2004, the following shareholders owned of record, or beneficially, five percent or more of the outstanding shares of the Fund:

Sherman, Meehan, Curtin & Ain, P.C. (D.C.) - 19.97%
Profit Sharing Plan
1900 M Street, N.W.
Suite 600
Washington, D.C.  20036

Meehan Management Services, Inc. - 12.43%
Profit Sharing Plan
1900 M Street, N.W.
Suite 600
Washington, D.C.  20036

Thomas P. Meehan and Marren W. Meehan - 6.86%
1900 M Street, N.W.
Suite 600
Washington, D.C.  20036


                             PERFORMANCE INFORMATION

AVERAGE ANNUAL TOTAL RETURN. The past performance does not indicate future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Average annual total return quotes are calculated for one-year period and for the life of the Fund according to the following formula:

                                       n
                                 P(1+T)  = ERV

      where:  P     =  a hypothetical initial payment of $1,000
              T     =  average annual total return
              n     =  number of years
              ERV   =  ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period at the end of that period


AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS). The Fund's quotations of average annual total return (after taxes on distributions) reflects the average annual compounded rate of return on an assumed investment of $1,000 that equates the initial amount invested to the value of the investment after taxes on distributions according to the following formula:

                                        (n)
                                 P(1 + T)  = ATV
                                                (D)

      Where:
              "P"      =  represents  a  hypothetical   initial   investment  of
                          $1,000;
              "T"      =  represents average annual total return;
              "n"      =  represents the number of years; and
              "ATV     =  represents  the  ending   value  of  the  hypothetical
                  (D)"    initial investment  after taxes on distributions,  not
                          after  taxes  on  redemption.   Dividends   and  other
                          distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates.
                          ATV(D) will be adjusted to reflect the effect of any absorption of fund expenses by the Advisor.

      AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION). The Fund's quotations of average annual total return (after taxes on distributions and redemption) reflects the average annual compounded rate of return on an assumed investment of $1,000 that equates the initial amount invested to the ending redeemable value after taxes on distributions and redemptions according to the following formula:

                      (n)
              P (1+ T)    = ATV
                               (DR)

      Where:
              "P"      =  represents  a  hypothetical   initial  investment   of
                          $1,000;
              "T"      =  represents average annual total return;
              "n"      =  represents the number of years; and
              "ATV     =  represents  the   ending   redeemable   value  of  the
                  (DR)"   hypothetical   initial   investment  after  taxes   on
                          distributions  and  redemption.  Dividends  and  other
                          distributions   are assumed to be reinvested in shares
                          at the  prices  in effect on the  reinvestment  dates.
                          ATV(DR) will be adjusted to reflect the effect of any absorption of fund expenses by the Advisor.

The Fund's performance is a function of conditions in the securities markets, portfolio management, and operating expenses. Although information such as that shown above is useful in reviewing the Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.



The Fund's average annualized total return, average annual total return after taxes on distributions, and average annual total return after taxes on distributions and redemptions are as follows for each period ended October 31, 2003.

--------------------------------------------------------------------------------
MEEHAN FOCUS FUND                                ONE YEAR       LIFE OF FUND*
-----------------                                --------       -------------
--------------------------------------------------------------------------------
   o  Average annual return                       29.43%            1.81%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   o  Average annual return (after taxes on       29.41%            1.74%
      distributions)
--------------------------------------------------------------------------------
   o  Average annual return (after taxes on       22.94%            1.50%
      redemptions and distributions)
--------------------------------------------------------------------------------

*   The Fund commenced operations on December 10, 1999.

                         PURCHASING AND REDEEMING SHARES


Purchases and redemptions of the Fund's shares will be made at net asset value ("NAV"). The Fund's NAV is determined on days on which the New York Stock Exchange ("NYSE") is open for trading. For purposes of computing the NAV of a share of the Fund, securities traded on security exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales price at the time of valuation or, lacking any reported sales on that day, at the most recent bid quotations. Securities for which quotations are not available and any other assets are valued at a fair market value as determined in good faith by the Advisor, subject to the review and supervision of the Board. The price per share for a purchase order or redemption request is the NAV next determined after receipt of the order. As of March 1. 2004, redemptions of Fund shares held for less than 30 days will be subject to a 2% redemption fee (as a percentage of the amount redeemed).

The Fund is open for business on each day that the NYSE is open. The Fund's share price or NAV is normally determined as of 4:00 p.m., Eastern time. The Fund's share price is calculated by subtracting its liabilities from the closing fair market value of its total assets and dividing the result by the total number of shares outstanding on that day. Fund liabilities include accrued expenses and dividends payable, and its total assets include the market value of the portfolio securities as well as income accrued but not yet received. Since the Fund generally does not charge a sales fee, the NAV is the offering price for shares of the Fund.

                                 TAX INFORMATION

The Fund intends to continue to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended, so that it will be relieved of federal income tax on its net capital gains and net investment income that it currently distributes to its shareholders. To qualify as a RIC, the Fund must, among other things, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or from other income derived with respect to its business of investing in securities or such currencies, and must satisfy certain diversification requirements. A portion of the Fund's dividends derived from U.S. Government obligations may be exempt from state and local taxation.

If the Fund qualifies as a RIC and distributes at least 90% of its net investment income, net short-term capital gains and net gains from certain foreign currency transactions, it will not be subject to federal income tax on the distributed income and gains. If the Fund failed to qualify for treatment as a RIC for any taxable year, (a) it would be taxed as an ordinary corporation on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (b) the shareholders would treat all those distributions, including distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), as dividends (that is, ordinary income) to the extent of the Fund's earnings and profits. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

If a shareholder purchases shares shortly before the record date for a distribution, the shareholder will, in effect, receive a return of a portion of his investment, but the distribution will be taxable to him even if the net asset value of the shares is reduced below the shareholder's cost. However, for federal income tax purposes the original cost would continue as the tax basis.

If a shareholder fails to furnish his or her social security or other taxpayer identification number or to certify properly that it is correct, the Fund is required to withhold federal income tax at the rate of 30% (backup withholding) from dividends, capital gain distributions and redemption payments to him. Dividend and capital gain distributions also will be subject to backup withholding if the shareholder fails to certify properly that he is not subject to backup withholding due to underreporting of certain income.

Taxable distributions generally are included in a shareholder's gross income for the taxable year in which they are received. However, distributions declared in December and made payable to shareholders of record in that month will be deemed to have been received on December 31st if the Fund pays them during the following January.

The Fund's income will qualify for the dividends-received deduction available to corporate shareholders to the extent that income is derived from qualifying dividends (generally, dividends from domestic corporations). Because the Fund may earn other types of income, such as interest, income from securities loans, non-qualifying dividends and net short-term capital gains, the percentage of Fund dividends that qualifies for the deduction generally will be less than 100%. The Fund will notify corporate shareholders annually of the percentage of Fund dividends that qualify for the dividends-received deduction. Corporate shareholders should consult their tax advisors regarding other requirements applicable to the dividends-received deduction. It should be noted that dividends a corporate shareholder receives and deducts pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax.

The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

Dividends and interest received and gains realized by the Fund on foreign securities may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the total return on its investments. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

The Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Fund will be subject to federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain on disposition of the stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.

If the Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its PRO
RATA share of the QEF's annual ordinary earnings and net capital gain -- which the Fund likely would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if the Fund did not receive those earnings and gain from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

The Fund may elect to "mark to market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over the Fund's adjusted basis therein as of the end of that year. Pursuant to the election, the Fund also would be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the Fund included in income by the Fund for prior taxable years thereunder. The Fund's adjusted basis in each PFIC's stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

                             PORTFOLIO TRANSACTIONS

Decisions to buy and sell securities for the Fund are made by the Advisor. In placing purchase and sale orders for portfolio securities for the Fund, it is the policy of the Advisor to seek the best execution of orders at the most favorable price. In selecting brokers to effect portfolio transactions, the determination of what is expected to result in the best execution at the most favorable price involves a number of largely judgmental considerations. Among these are the Advisor's evaluation of the broker's efficiency in executing and clearing transactions, the rate of commission or the size of the broker-dealer's "spread", the size and difficulty of the order, the nature of the market for the security, operational capabilities of the broker-dealer, and the research and other services provided. The Fund may pay more than the lowest available commission in return for brokerage and research services. Research and other services may include information as to the availability of securities for purchase or sale, statistical or factual information or opinions pertaining to securities and reports and analysis concerning issuers and their creditworthiness. The Advisor may use research and other services to service all of its clients, rather than the particular clients whose commissions may pay for research or other services. In other words, the Fund's brokerage may be used to pay for a research service that is used in managing another client of the Advisor.

The Advisor may purchase or sell portfolio securities on behalf of the Fund in agency or principal transactions. In agency transactions, the Fund generally pays brokerage commissions. In principal transactions, the Fund generally does not pay commissions. However, the price paid for the security may include an undisclosed commission or "mark-up" or selling concessions. The Advisor normally purchases fixed-income securities on a net basis from primary market makers acting as principals for the securities. The Advisor may purchase certain money market instruments directly from an issuer without paying commissions or discounts. Over-the-counter securities are generally purchased and sold directly with principal market makers who retain the difference in their cost in the security and its selling price. In some instances, the Advisor feels that better prices are available from non-principal market makers who are paid commissions directly.

The Advisor may combine transaction orders placed on behalf of the Fund with orders placed on behalf of any other fund or private account managed by the Advisor for the purpose of negotiating brokerage commissions or obtaining a more favorable transaction price. In these cases, transaction costs are shared proportionately by the fund or account, as applicable, which are part of the block. If an aggregated trade is not completely filled, then the Advisor typically allocates the trade among the funds or accounts, as applicable, on a pro rata basis based upon account size. Exemptions are permitted on a case-by-case basis when judged by the Advisor to be fair and reasonable to the funds or accounts involved.

Codes of Ethics
---------------

Pursuant to Section 17(j) of the 1940 Act and Rule 17j-1 thereunder, the Fund, the Advisor and the Distributor have adopted Codes of Ethics ("Codes") restricting personal securities trading by the Fund's Portfolio Manager. These Codes are on file with the SEC. While the Codes permit personal transactions by the Portfolio Manager in securities held or to be acquired by the Fund, the Codes prohibit and are designed to prevent fraudulent activity in connection with such personal transactions.

                                    CUSTODIAN

First Western Bank & Trust, P.O. Box 1090, Minot, ND 58702 ("First Western"), acts as custodian for the Fund. As such, First Western holds all securities and cash of the Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties, all as directed by officers of the Fund. First Western does not exercise any supervisory function over management of the Fund, the purchase and sale of securities or the payment of distributions to shareholders.

                                 TRANSFER AGENT

Viking Fund Management, LLC, 1400 14th Avenue, SW Minot, ND 58701 ("Viking") acts as transfer, dividend disbursing, and shareholder servicing agent for the Fund pursuant to a written agreement with the Fund and the Advisor. As such, Viking is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable regulations. For the services to be rendered as transfer agent, the Advisor pays Viking an annual fee, paid monthly, of $15.00 per account, with a minimum fee of $500 per month.

                                 ADMINISTRATION

Viking also acts as administrator to the Fund pursuant to a written agreement with the Fund and Advisor. Viking supervises all aspects of the operations of the Fund except those performed by the Advisor under the Advisory Agreement and Services Agreement. As such, Viking is responsible for calculating the Fund's NAV, preparing and maintaining books and accounts as required by the 1940 Act, assisting in the preparation of the Fund's tax returns, providing information for the preparation of the Fund's annual and semiannual reports, and providing certain other services to the Fund. For the services to be rendered as fund administrator, the Advisor pays Viking a fee at the rate of 0.05% of net assets on an annual basis payable monthly with a maximum fee of $1,000.00 per month plus certain out-of-pocket expenses.

                                   DISTRIBUTOR

Viking Fund Distributors LLC ("Distributor"), 1400 14th Avenue, SW Minot, ND 58701, acts as the principal underwriter of the Fund's shares pursuant to a written agreement with the Fund and the Advisor ("Distribution Agreement"). As such, the Distributor assists in the sale of shares and receives purchase orders. For providing underwriting services to the Fund, the Distributor is paid an annual fee of $4,500 by the Advisor. Pursuant to the Distribution Agreement, the Distributor facilitates the registration of the Fund's shares under state securities laws and assists in the sale of shares. For the fiscal year ended October 31, 2003, the Advisor paid the Distributor fees of $6,031.

The Advisor shall bear the expense of all filing or registration fees incurred in connection with the registration of the Fund's shares under state securities laws.

                                  LEGAL COUNSEL

Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, NW, Washington, D.C. 20036-1800, has passed on certain matters relating to this registration statement and acts as counsel to the Company.

                              INDEPENDENT AUDITORS

Brady, Martz & Associates, P.C., 207 E. Broadway, Bismarck, ND 58501, serves as the Fund's independent auditors. The Financial Statements of the Fund for the fiscal year ended October 31, 2003 have been audited by Brady, Martz and are incorporated by reference herein with reliance upon the report of said firm of auditors, which is given upon their authority as experts in accounting and auditing. The Fund's Financial Statements for the periods prior to 2003 were audited by its former auditors.

                                DISTRIBUTION PLAN

As noted in the Fund's Prospectus, the Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") whereby the Fund is authorized to pay a fee of up to 0.35% per annum of the Fund's average daily net assets to the Advisor and others to compensate them for certain expenses incurred in the distribution of the Fund's shares and the servicing or maintaining of existing Fund shareholder accounts. The fees may be paid on a monthly basis, in arrears.

Although the Plan has been adopted by the Board, the Board has not yet implemented the Plan The Board will implement the Plan when and if circumstances so warrant.

                               GENERAL INFORMATION

Meehan Mutual Funds, Inc., (the "Company") an open-end management investment company, was organized on September 3, 1999 and is incorporated in Maryland. The Fund is a non-diversified series of the Company. The affairs of the Company are managed by its Board of Directors. The Board has delegated the day-to-day operations of the Fund to the Advisor, which operates the Fund under the Board's general supervision.

The Company's Articles of Incorporation permit the Board to issue 100,000,000 shares of common stock. The Board has the power to designate one or more separate and distinct series and/or classes of shares of common stock and to classify or reclassify any unissued shares with respect to such series. Currently, the Fund is the only series of shares being offered by the Company.

Shareholders are entitled to one vote per full share, to such distributions as may be declared by the Company's Board of Directors out of funds legally available, and upon liquidation, to participate ratably in the assets available for distribution.

There are no conversion or sinking fund provisions applicable to the shares, and shareholders have no preemptive rights and may not cumulate their votes in the election of directors. The shares are redeemable and are fully transferable. All shares issued and sold by the Fund will be fully paid and nonassessable.

Pursuant to Maryland law, under which the Company is incorporated, and the Company's Bylaws, the Company is not required to hold an annual meeting of shareholders unless required to do so under the Investment Company Act of 1940. Accordingly, the Company will not hold annual shareholder meetings unless required to do so under the 1940 Act. Shareholders do have the right to call a meeting of shareholders for the purpose of voting to remove directors. The Company will call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors when requested in writing to do so by record holders of at least 10% of the Fund's outstanding common shares.

                APPENDIX A - PROXY VOTING POLICIES AND PROCEDURES

                            MEEHAN MUTUAL FUNDS, INC.

      The Meehan Mutual Funds, Inc. (the "Fund") has adopted the following policies and procedures to determine how to vote proxies relating to portfolio securities held by the Fund.

1. DELEGATION. The Board of Directors of the Fund (the "Board") has delegated to Edgemoor Capital Management, Inc. ("Edgemoor"), as manager of the Fund, the responsibility for voting proxies relating to portfolio securities held by the Fund as a part of the investment advisory services. All such proxy voting responsibilities shall be subject to the Board's continuing oversight. Notwithstanding this delegation of responsibilities, the Fund retains the right to vote proxies relating to its portfolio securities, as it may deem appropriate.

2. FIDUCIARY DUTY. Edgemoor is a fiduciary to the Fund and must vote proxies in a manner consistent with the best interests of the Fund and its shareholders. Every reasonable effort should be made to vote proxies. However, Edgemoor is not required to vote a proxy if it is not practicable to do so or it determines that the potential costs involved with voting a proxy outweigh the potential benefits to the Fund and its shareholders.

3. CONFLICTS OF INTEREST. The proxy voting guidelines of Edgemoor shall address the procedures it would follow with respect to conflicts of interest. Edgemoor shall report any conflicts to the Board on a quarterly basis, including the nature of the conflict of interest and how that conflict was resolved with respect to the voting of the proxy.

4. REPORTS. Edgemoor shall provide a quarterly report to the Board regarding its records of each proxy voted for the Fund during the quarter, including any conflicts of interest information required by Section 3. Such report shall include the information required by Form N-PX for each proxy voted. In addition, Edgemoor shall provide a quarterly report to the Board detailing the proxies, if any, that were not voted during the period and the reasons for such non-votes.

5. REVIEW OF POLICIES AND PROCEDURES. Edgemoor shall present to the Board its policies, procedures and other guidelines for voting proxies at least annually, and must notify the Board promptly of material changes to any of these documents. Any such material change shall not apply to proxies voted for the Fund unless and until the Board approves such change.

6. ROLE OF THE BOARD. The Board shall oversee the proxy voting process and periodically review the Fund's proxy voting policies and procedures. The Board shall be assisted in this process by their independent legal counsel and Edgemoor.



Dated:  October 1, 2003

                            MEEHAN MUTUAL FUNDS, INC.

                            PART C. OTHER INFORMATION

Item 23.    Exhibits
--------    --------

(a) (i)     Articles of Incorporation*

    (ii)    Amended and Restated Articles of Incorporation***

(b)         By-Laws*

(c) Instruments defining rights of Shareholders - see Articles Eighth and Fourteenth of the Company's Articles of Incorporation and Articles II, VII and XIV of the Company's By-Laws.

(d)         Investment Advisory Agreement**

(e) (i)     Distribution Agreement**

    (ii)    Distribution Agreement with Viking Fund Distributors, LLC#


(f)         Bonus or profit sharing plans -- none

(g)         Custodian Agreement**

(h) (i)     Operating Services Agreement**

    (ii)    Investment Company Services Agreement**

    (iii) Investment Company Services Agreement with Viking Fund Distributors, LLC#


(i) Opinion and consent of counsel - filed herewith

(j) (i) Consent of independent accountants - filed herewith

    (ii) Power of Attorney for Paul Meehan#

    (iii) Power of Attorney for Peter R. Sherman - filed herewith


(k) Omitted financial statements - none

(l)         Initial Capital Agreements - not applicable

(m)         Rule 12b-1 Plan**

(n)         Rule 18f-3 Plan - none

(o)         Reserved

(p) (i) Code of Ethics for Edgemoor Capital Management, Inc. and Meehan Mutual Funds, Inc.**

   (ii)     Code of Ethics for Declaration Distributors, Inc.**


   (iii)    Code of Ethics for Viking Fund Distributors, LLC#


-----------------

* Incorporated by reference from Registrant's initial Registration Statement on Form N-1A filed on September 7, 1999.

** Incorporated by reference from Registrant's Amendment No. 1 to its Registration Statement on Form N-1A filed on March 16, 2001.

*** Incorporated by reference from Registrant's Amendment No. 2 to its Registration Statement on Form N-1A filed on February 14, 2002.


# Incorporated by reference from Registrant's Amendment No. 3 to its Registration Statement on Form N-1A filed on February 27, 2003.


Item 24.  Persons Controlled by or Under Common Control With Registrant
          -------------------------------------------------------------

There are no persons controlled by or under common control with the Fund.

Item 25.  Indemnification
          ---------------

(a) GENERAL. The Articles of Incorporation (the "Articles") of the Corporation provide that to the fullest extent permitted by Maryland and federal statutory and decisional law, as amended or interpreted, no director or officer of this Corporation shall be personally liable to the Corporation or the holders of shares for money damages for breach of fiduciary duty as a director and each director and officer shall be indemnified by the Corporation; provided, however, that nothing herein shall be deemed to protect any director or officer of the Corporation against any liability to the Corporation or the holders of shares to which such director or officer would otherwise be subject by reason of breach of the director's or officer's duty of loyalty to the Corporation or its stockholders, for acts or omissions not in good faith or which involved intentional misconduct or a knowing violation of law or for any transaction from which the director derived any improper personal benefit.

    The By-Laws of the Corporation, Article VI, provide that the Corporation shall indemnify to the fullest extent required or permitted under Maryland law or The Investment Company Act of 1940, as either may be amended from time to time, any individual who is a director or officer of the Corporation and who, by reason of his or her position was, is or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (hereinafter collectively referred to as a "Proceeding") against judgments, penalties, fines, settlements and reasonable expenses actually incurred by such director or officer in connection with such Proceeding, to the fullest extent that such indemnification may be lawful under Maryland law or the Investment Company Act of 1940.

(b) DISABLING CONDUCT. No director or officer shall be protected against any liability to the Corporation or its shareholders if such director or officer would be subject to such liability by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (such conduct hereinafter referred to as "Disabling Conduct").

    Article 2-418 of the General Corporation Laws of Maryland provides that no indemnification of a director or officer may be made unless: (1) there is a final decision on the merits by a court or other body before whom the Proceeding was brought that the director or officer to be indemnified was not liable by reason of Disabling Conduct; or (2) in the absence of such a decision, there is a reasonable determination, based upon a review of the facts, that the director or officer to be indemnified was not liable by reason of Disabling Conduct, which determination shall be made by: (i) the vote of a majority of a quorum of directors who are neither "interested persons" of the Corporation as defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the Proceeding; or (ii) an independent legal counsel in a written opinion.

(c) STANDARD OF CONDUCT. The Corporation may not indemnify any director if it is proved that: (1) the act or omission of the director was material to the cause of action adjudicated in the Proceeding and (i) was committed in bad faith or (ii) was the result of active and deliberate dishonesty; or (2) the director actually received an improper personal benefit; or (3) in the case of a criminal proceeding, the director had reasonable cause to believe that the act or omission was unlawful. No indemnification may be made under Maryland law unless authorized for a specific proceeding after a determination has been made, in accordance with Maryland law, that indemnification is permissible in the circumstances because the requisite standard of conduct has been met.

(d) REQUIRED INDEMNIFICATION. A director or officer who is successful, on the merits or otherwise, in the defense of any Proceeding shall be indemnified against reasonable expenses incurred by the director or officer in connection with the Proceeding. In addition, under Maryland law, a court of appropriate jurisdiction may order indemnification under certain circumstances.

(e) ADVANCE PAYMENT. The Corporation may pay any reasonable expenses so incurred by any director or officer in defending a Proceeding in advance of the final disposition thereof to the fullest extent permissible under Maryland law. Such advance payment of expenses shall be made only upon the undertaking by such director or officer to repay the advance unless it is ultimately determined that such director or officer is entitled to indemnification, and only if one of the following conditions is met: (1) the director or officer to be indemnified provides a security for his undertaking; (2) the Corporation shall be insured against losses arising by reason of any lawful advances; or (3) there is a determination, based on a review of readily available facts, that there is reason to believe that the director or officer to be indemnified ultimately will be entitled to indemnification, which determination shall be made by: (i) a majority of a quorum of directors who are neither "interested persons" of the Corporation, as defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the Proceeding; or (ii) an independent legal counsel in a written opinion.

(f) INSURANCE. To the fullest extent permitted by Maryland law and Section 17(h) of the Investment Company Act of 1940, the Corporation may purchase and maintain insurance on behalf of any officer or director of the Corporation, against any liability asserted against him or her and incurred by him or her in and arising out of his or her position, whether or not the Corporation would have the power to indemnify him or her against such liability.

Item 26.  Business and Other Connections of Investment Adviser
          ----------------------------------------------------

Mr. Meehan was a founding partner of Sherman, Meehan, Curtin & Ain, a Washington, D.C. law firm. Mr. Meehan served as President of his law firm for many years, had served on the firm's Executive Committee since the firm's inception and had been responsible for the financial management of the firm. Mr. Meehan was a charter trustee of the firm's pension and profit sharing plans and had served as the investment manager of these plans since their inceptions in 1973 through 2000. Mr. Meehan now serves as counsel to the firm.

Item 27.  Principal Underwriter
          ---------------------

Viking Fund Distributors, LLC, P.O. Box 500, 1400 14th Avenue, SW, Minot ND ("Viking"), acts as principal underwriter for the Fund. Viking is a registered broker-dealer. Pursuant to its agreement with the Fund, Viking offers shares of the Fund to the public on a continuous basis. Viking is not obligated to sell any fixed number of shares, but only to sell shares to fill orders as received by Viking. Neither Viking nor any person affiliated with Viking is an affiliated person of the Fund.

Item 28.  Location of Accounts and Records
          --------------------------------

The books and records of the Fund, other than the accounting and transfer agency (including dividend disbursing) records, are maintained by the Fund at 1900 M Street NW, Suite 600, Washington, D.C. 20036. The Fund's accounting and transfer agency records are maintained at Viking Fund Distributors, LLC, P.O. Box 500, 1400 14th Avenue, SW, Minot ND.

Item 29.  Management Services
          -------------------

None.

Item 30.  Undertakings
          ------------

The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered a copy of its latest annual report(s) to shareholders, upon request and without charge.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington, in the District of Columbia, on February 27, 2004. No other material event requiring prospectus disclosure has occurred since the latest of the three dates specified in Rule 485(b)(2).

                                    MEEHAN MUTUAL FUNDS, INC.


                                    /s/  Thomas P. Meehan
                                    --------------------------------------------
                                    By:  THOMAS P. MEEHAN
                                    President


      Pursuant to the requirements of the Securities Act of 1933, as amended, this Post Effective Amendment No. 4 to the Registration Statement has been signed below by the following persons in the capacity and on the date indicated:


                        MEEHAN MUTUAL FUNDS, INC.


Signature                          Title                       Date
---------                          -----                       ----

*  Thomas P. Meehan                President and Director      February 27, 2004
-----------------------------
   Thomas P. Meehan


*  Andrew Ferrentino               Director                    February 27, 2004
------------------------------
   Andrew Ferrentino


*  Peter R. Sherman                Director                    February 27, 2004
-----------------------------
   Peter R. Sherman


*  Paul P. Meehan                  Treasurer                   February 27, 2004
---------------------------------
   Paul P. Meehan



*By: /s/ Robert J. Zutz
-----------------------
        Robert J. Zutz

                                  EXHIBIT INDEX
                                  -------------

Item 23.    Exhibits
--------    --------

(a) (i)     Articles of Incorporation*

    (ii)    Amended and Restated Articles of Incorporation***

(b)         By-Laws*

(c) Instruments defining rights of Shareholders - see Articles Eighth and Fourteenth of the Company's Articles of Incorporation and Articles II, VII and XIV of the Company's By-Laws.

(d)         Investment Advisory Agreement**

(e) (i)     Distribution Agreement**

    (ii)    Distribution Agreement with Viking Fund Distributors, LLC#

(f)         Bonus or profit sharing plans -- none

(g)         Custodian Agreement**

(h) (i)     Operating services agreement**

    (ii)    Investment Company Services Agreement**

    (iii) Investment Company Services Agreement with Viking Fund Distributors, LLC#

(i)         Opinion and consent of counsel - filed herewith

(j) (i)     Consent of independent accountants - filed herewith

    (ii)    Power of Attorney for Paul Meehan#

    (iii)   Power of Attorney for Peter R. Sherman - filed herewith

(k)         Omitted financial statements - none

(l)         Initial Capital Agreements - not applicable

(m)         Rule 12b-1 Plan**

(n)         Rule 18f-3 Plan - none

(o)         Reserved

(p) (i) Code of Ethics for Edgemoor Capital Management, Inc. and Meehan Mutual Funds, Inc.**

    (ii)    Code of Ethics for Declaration Distributors, Inc.**

    (iii)   Code of Ethics for Viking Fund Distributors, LLC#

----------------

* Incorporated by reference from Registrant's initial Registration Statement on Form N-1A filed on September 7, 1999.

** Incorporated by reference from Registrant's Amendment No. 1 to its Registration Statement on Form N-1A filed on March 16, 2001.

*** Incorporated by reference from Registrant's Amendment No. 2 to its Registration Statement on Form N-1A filed on February 14, 2002.

# Incorporated by reference from Registrant's Amendment No. 3 to its Registration Statement on Form N-1A filed on February 28, 2003.